Schedule of Investments (unaudited)
January 31, 2023
BlackRock Sustainable U.S. Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Automobiles — 2.7%
Tesla, Inc.(a)	550	$ 95,271
Capital Markets — 4.9%
S&P Global, Inc.	466	174,722
Chemicals — 1.7%
Ecolab, Inc.	383	59,300
Commercial Services & Supplies — 3.1%
Copart, Inc.(a)	1,652	110,040
Containers & Packaging — 1.5%
Ball Corp.	889	51,775
Health Care Equipment & Supplies — 3.5%
Boston Scientific Corp.(a)	1,544	71,410
IDEXX Laboratories, Inc.(a)	106	50,933
		122,343
Health Care Providers & Services — 5.8%
Humana, Inc.	168	85,966
UnitedHealth Group, Inc.	242	120,804
		206,770
Interactive Media & Services — 3.9%
Alphabet, Inc., Class A(a)	1,406	138,969
Internet & Direct Marketing Retail — 9.8%
Amazon.com, Inc.(a)	2,456	253,287
Etsy, Inc.(a)	685	94,243
		347,530
IT Services — 8.4%
Adyen NV(a)(b)	37	55,940
Visa, Inc., Class A	1,056	243,102
		299,042
Life Sciences Tools & Services — 6.0%
Danaher Corp.	193	51,025
Lonza Group AG, Registered Shares	170	96,975
West Pharmaceutical Services, Inc.	236	62,682
		210,682
Machinery — 4.2%
Chart Industries, Inc.(a)	551	73,823
Xylem, Inc.	705	73,327
		147,150
Security	Shares	Value
Personal Products — 3.2%
L’Oreal SA	272	$ 112,312
Semiconductors & Semiconductor Equipment — 8.9%
ASML Holding NV, Registered Shares	236	155,958
Marvell Technology, Inc.	1,529	65,977
NVIDIA Corp.	479	93,582
		315,517
Software — 19.1%
Cadence Design Systems, Inc.(a)	391	71,486
Intuit, Inc.	351	148,357
Microsoft Corp.	1,660	411,365
ServiceNow, Inc.(a)	102	46,423
		677,631
Technology Hardware, Storage & Peripherals — 8.1%
Apple Inc.	1,999	288,436
Textiles, Apparel & Luxury Goods — 2.8%
Kering SA	161	100,457
Total Long-Term Investments — 97.6% (Cost: $4,310,643)		3,457,947
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(c)(d)	44,889	44,889
Total Short-Term Securities — 1.3% (Cost: $44,889)		44,889
Total Investments — 98.9% (Cost: $4,355,532)		3,502,836
Other Assets Less Liabilities — 1.1%		38,029
Net Assets — 100.0%		$ 3,540,865
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 22,321	$ 22,568(a)	$ —	$ —	$ —	$ 44,889	44,889	$ 715	$ —
SL Liquidity Series, LLC, Money Market Series(b)	63,400	—	(63,261)(a)	(139)	—	—	—	148(c)	—
				$ (139)	$ —	$ 44,889		$ 863	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
January 31, 2023
BlackRock Sustainable U.S. Growth Equity Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 95,271	$ —	$ —	$ 95,271
Capital Markets	174,722	—	—	174,722
Chemicals	59,300	—	—	59,300
Commercial Services & Supplies	110,040	—	—	110,040
Containers & Packaging	51,775	—	—	51,775
Health Care Equipment & Supplies	122,343	—	—	122,343
Health Care Providers & Services	206,770	—	—	206,770
Interactive Media & Services	138,969	—	—	138,969
Internet & Direct Marketing Retail	347,530	—	—	347,530
IT Services	243,102	55,940	—	299,042
Life Sciences Tools & Services	113,707	96,975	—	210,682
Machinery	147,150	—	—	147,150
Personal Products	—	112,312	—	112,312
Semiconductors & Semiconductor Equipment	315,517	—	—	315,517
Software	677,631	—	—	677,631
Technology Hardware, Storage & Peripherals	288,436	—	—	288,436
Textiles, Apparel & Luxury Goods	—	100,457	—	100,457
Short-Term Securities
Money Market Funds	44,889	—	—	44,889
	$ 3,137,152	$ 365,684	$ —	$ 3,502,836
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